UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Millions	Class A ordinary shares Ordinary shares IPO CNY (¥) shares	Class A ordinary shares Additional paid-in capital IPO CNY (¥)	Class A ordinary shares IPO CNY (¥)	Class A ordinary shares shares	Class B ordinary shares Ordinary shares TECHWOLF LIMITED CNY (¥) shares	Class B ordinary shares Ordinary shares CNY (¥) shares	Class B ordinary shares Additional paid-in capital TECHWOLF LIMITED CNY (¥)	Class B ordinary shares Additional paid-in capital CNY (¥)	Class B ordinary shares TECHWOLF LIMITED CNY (¥)	Class B ordinary shares CNY (¥) shares	Ordinary shares CNY (¥) shares	Treasury shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated other comprehensive (loss)/income CNY (¥)	Accumulated deficit CNY (¥)	CNY (¥) shares	USD ($) shares
Balance (in shares) at Dec. 31, 2020 | shares				7,875,787						121,108,037	128,983,824
Balance (in shares) at Dec. 31, 2020 | shares												3,657,853
Balance at Dec. 31, 2020											¥ 81		¥ 452,234	¥ (130,387)	¥ (2,622,045)	¥ (2,300,117)
Net (loss)/income															(1,590,312)	(1,590,312)
Foreign currency translation adjustments														7,884		7,884
Share-based compensation													202,887			202,887
Accretion on convertible redeemable preferred shares to redemption value													(164,065)			(164,065)
Repurchase and cancellation of ordinary shares, Shares | shares						(1,181,339)
Repurchase and cancellation of ordinary shares, Value						¥ (1)		¥ (42,263)		¥ (42,264)
Issuance of ordinary shares, Shares | shares	110,400,000
Issuance of ordinary shares, Value	¥ 70	¥ 6,406,802	¥ 6,406,872
Conversion of convertible redeemable preferred shares, Shares | shares											551,352,134
Conversion of convertible redeemable preferred shares, Value											¥ 353		5,854,308			5,854,661
Exercise of share-based awards (in shares) | shares					24,745,531						3,657,853	(3,657,853)
Exercise of share-based awards					¥ 16		¥ 1,506,346		¥ 1,506,362		¥ 2					2
Balance (in shares) at Jun. 30, 2021 | shares											817,958,003
Balance at Jun. 30, 2021											¥ 521		14,216,249	(122,503)	(4,212,357)	9,881,910
Balance (in shares) at Dec. 31, 2020 | shares				7,875,787						121,108,037	128,983,824
Balance (in shares) at Dec. 31, 2020 | shares												3,657,853
Balance at Dec. 31, 2020											¥ 81		452,234	(130,387)	(2,622,045)	(2,300,117)
Net (loss)/income															(1,304,144)	(1,304,144)
Foreign currency translation adjustments														48,269		48,269
Share-based compensation													301,812			301,812
Accretion on convertible redeemable preferred shares to redemption value													(164,065)			(164,065)
Repurchase and cancellation of ordinary shares, Shares | shares						(1,181,339)
Repurchase and cancellation of ordinary shares, Value						¥ (1)		¥ (42,263)		¥ (42,264)
Issuance of ordinary shares, Shares | shares	110,400,000
Issuance of ordinary shares, Value	¥ 70	¥ 6,406,802	¥ 6,406,872
Conversion of convertible redeemable preferred shares, Shares | shares											551,352,134
Conversion of convertible redeemable preferred shares, Value											¥ 353		5,854,308			5,854,661
Exercise of share-based awards (in shares) | shares					24,745,531
Exercise of share-based awards					¥ 16		¥ 1,506,346		¥ 1,506,362
Exercise of share-based awards (in shares) | shares											47,697,284	(3,657,853)
Exercise of share based awards											¥ 30		167,450			167,480
Balance (in shares) at Sep. 30, 2021 | shares											861,997,434
Balance at Sep. 30, 2021											¥ 549		14,482,624	(82,118)	(3,926,189)	¥ 10,474,866
Balance (in shares) at Dec. 31, 2021 | shares				727,855,233						140,830,401	868,685,634
Balance (in shares) at Dec. 31, 2021 | shares												21,097,870				21,097,870	21,097,870
Balance at Dec. 31, 2021											¥ 554		14,624,386	(257,765)	(3,693,119)	¥ 10,674,056
Net (loss)/income															80,321	80,321
Foreign currency translation adjustments														539,012		539,012
Share-based compensation													283,046			283,046
Issuance of ordinary shares for share award plan | shares												370,000
Conversion of convertible redeemable preferred shares, Shares | shares				551,352,134
Exercise of share-based awards (in shares) | shares											7,069,594	(7,069,594)
Exercise of share-based awards											¥ 5		58,424			58,429
Repurchase of ordinary shares (in shares) | shares				4,147,066							(4,147,066)	4,147,066
Repurchase of ordinary shares												¥ (267,982)				¥ (268,000)	$ (40.0)
Balance (in shares) at Jun. 30, 2022 | shares				730,777,761						140,830,401	871,608,162
Balance (in shares) at Jun. 30, 2022 | shares												18,545,342				18,545,342	18,545,342
Balance at Jun. 30, 2022											¥ 559	¥ (267,982)	14,965,856	281,247	(3,612,798)	¥ 11,366,882
Balance (in shares) at Dec. 31, 2021 | shares				727,855,233						140,830,401	868,685,634
Balance (in shares) at Dec. 31, 2021 | shares												21,097,870				21,097,870	21,097,870
Balance at Dec. 31, 2021											¥ 554		14,624,386	(257,765)	(3,693,119)	¥ 10,674,056
Net (loss)/income															292,038	292,038
Foreign currency translation adjustments														1,153,508		1,153,508
Share-based compensation													447,961			447,961
Issuance of ordinary shares for share award plan | shares												370,000
Conversion of convertible redeemable preferred shares, Shares | shares				551,352,134
Exercise of share-based awards (in shares) | shares											9,384,732	(9,384,732)
Exercise of share based awards											¥ 6		87,859			87,865
Repurchase of ordinary shares (in shares) | shares				5,371,400							(5,371,400)	5,371,400
Repurchase of ordinary shares																(346,500)	$ (51.2)
Repurchase of ordinary shares												¥ (346,532)				¥ (346,532)
Balance (in shares) at Sep. 30, 2022 | shares				731,868,565						140,830,401	872,698,966
Balance (in shares) at Sep. 30, 2022 | shares												17,454,538				17,454,538	17,454,538
Balance at Sep. 30, 2022											¥ 560	¥ (346,532)	¥ 15,160,206	¥ 895,743	¥ (3,401,081)	¥ 12,308,896